Debt (Unsecured Credit Facilities Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Oct. 31, 2012	Dec. 16, 2013	Oct. 31, 2013	Oct. 31, 2014	Sep. 30, 2014
Line of Credit Facility [Line Items]
Undrawn amount, available for drawdown under the facility	$ 5,800,000,000
DBS Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity					180,000,000
Credit facility, maximum borrowing capacity	300,000,000				250,000,000
Credit facility, term	5 years
DBS Revolving Credit Facility [Member] | Revolving Period [Member]
Line of Credit Facility [Line Items]
Credit facility, term	3 years
Spread over reference rate	2.25%
DBS Revolving Credit Facility [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Credit facility, term	2 years
DBS Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of balance to be repaid on specific dates	33.00%
DBS Revolving Credit Facility [Member] | Minimum [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	2.50%
DBS Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Percentage of balance to be repaid on specific dates	67.00%
DBS Revolving Credit Facility [Member] | Maximum [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	2.75%
Citi Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity		2,750,000,000	2,300,000,000			2,955,000,000	2,925,000,000
Credit facility, term		4 years	3 years
Spread over reference rate	2.25%
Citi Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity		4,000,000,000
AIG Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity				$ 1,000,000,000
Credit facility, term				5 years
AIG Revolving Credit Facility [Member] | Interest Rate Option 1 [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	3.75%
AIG Revolving Credit Facility [Member] | Interest Rate Option 2 [Member]
Line of Credit Facility [Line Items]
Stated interest rate	2.75%
AIG Revolving Credit Facility [Member] | Interest Rate Option 2(x) [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	0.50%
AIG Revolving Credit Facility [Member] | Interest Rate Option 2(z) [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	1.00%